Cover	Jan. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	000-31191
Entity Registrant Name	MEDICINES CO /DE
Entity Central Index Key	0001113481
Entity Tax Identification Number	04-3324394
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	290-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MDCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false